CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Ordinary Shares	Treasury Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Non-controlling Interests	Total
Balance at Dec. 31, 2019	$ 57		$ 1,133,913	$ (68,559)	$ 1,217,856	$ (1,448)	$ 2,281,819
Balance (in shares) at Dec. 31, 2019	226,310
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan			57				57
Issuance of ordinary shares pursuant to stock plan (in shares)	1,378
Non-cash stock-based compensation			67,105				67,105
Conversion of convertible debt			8				8
Net income (loss)					313,364	1,233	314,597
Sale of a subsidiary's shares to non-controlling shareholders			539			978	1,517
Acquisition of subsidiaries with non-controlling interests						16,133	16,133
Net income (loss) attributable to redeemable non-controlling interests						(1,167)	(1,167)
Currency translation adjustments				148,085		462	148,547
Balance at Dec. 31, 2020	$ 57		1,201,622	79,526	1,531,220	16,191	2,828,616
Balance (in shares) at Dec. 31, 2020	227,688
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan	$ 1		1,312				1,313
Issuance of ordinary shares pursuant to stock plan (in shares)	1,715
Non-cash stock-based compensation			95,896				95,896
Issuance of shares - global offering, net of issuance costs	$ 1		178,739				178,740
Issuance of shares - global offering, net of issuance costs (in shares)	5,500
Shares lent to underwriters for settlement of over-allocations	1,650
Net income (loss)					428,319	(16,442)	411,877
Compensation cost to non-controlling interest shareholders						3,215	3,215
Disposal of subsidiaries with non-controlling interests			(278)			12	(266)
Acquisition of subsidiaries with non-controlling interests						10,811	10,811
Net income (loss) attributable to redeemable non-controlling interests						13,000	13,000
Currency translation adjustments				77,406		790	78,196
Balance at Dec. 31, 2021	$ 59		1,477,291	156,932	1,959,539	27,577	$ 3,621,398
Balance (in shares) at Dec. 31, 2021	236,553						236,553
Balance at ending (in shares) at Dec. 31, 2021							0
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan (in shares)	2,339
Shares returned from underwriters for settlement of over-allocations	(1,650)
Repurchase of American depositary shares ("ADSs")		$ (57,682)					$ (57,682)
Repurchase of American depositary shares ("ADSs") (in shares)		(3,056)
Non-cash stock-based compensation			119,006				119,006
Net income (loss)					85,555	12,254	97,809
Contribution from non-controlling interest shareholders			8,520			(25,535)	(17,015)
Compensation cost to non-controlling interest shareholders						1,368	1,368
Reversal of compensation cost to non-controlling interest shareholders						(4,274)	(4,274)
Net income (loss) attributable to redeemable non-controlling interests						10,298	10,298
Currency translation adjustments				(259,672)		(2,057)	(261,729)
Purchase of a subsidiary's shares from non-controlling shareholders			(270)			(5,136)	(5,406)
Acquisition of Sina.com Technology (China) Co., Ltd ("STC")			(159,028)				(159,028)
Balance at Dec. 31, 2022	$ 59	$ (57,682)	$ 1,445,519	$ (102,740)	$ 2,045,094	$ 14,495	$ 3,344,745
Balance (in shares) at Dec. 31, 2022	237,242						237,242
Balance at ending (in shares) at Dec. 31, 2022		3,056					3,056